Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Service revenue	$ 234,215	$ 223,062	$ 463,527	$ 633,866	$ 1,050,057	$ 928,326
Cost of revenue	190,546	167,214	359,848	471,881	810,534	725,375
Gross profit	43,669	55,848	103,679	161,985	239,523	202,951
Selling, general and administrative expenses	52,458	41,854	150,306	121,369	185,022	168,229
Transaction costs	651		35,998	5,204
Income (loss) from operations	(9,440)	13,994	(82,625)	35,412	54,501	34,722
Interest expense, net	16,007	15,982	31,061	39,379	60,022	24,159
Loss (gain) on extinguishment of debt				9,073
Other income, net	(1,119)	(7)	(2,978)	(580)	(1,241)	(12,888)
Loss before provision for income taxes	(24,328)	(1,981)	(110,708)	(12,460)	(4,280)	23,451
Provision (benefit) for income taxes	1,465	(710)	(5,256)	3,243	2,009	3,408
Net income (loss)	(25,793)	(1,271)	(105,452)	(15,703)	(6,289)	20,043
Other comprehensive income (loss):
Foreign currency translation adjustments	2,561	(9,578)	(35,489)	(18,004)	11,184	(25,168)
Total other comprehensive income (loss)	2,561	(9,578)	(35,489)	(18,004)	11,184	(25,168)
Total comprehensive loss	$ (23,232)	$ (10,849)	$ (140,941)	$ (33,707)	$ 4,895	$ (5,125)
Weighted average shares outstanding:
Weighted average Common Shares outstanding, basic (in Shares)			121,454,845
Weighted average Common Shares outstanding, diluted (in Shares)			121,454,845
Weighted average shares of Series A Preferred Stock outstanding, basic (in Shares)			121,454,845
Weighted average shares of Series A Preferred Stock outstanding, diluted (in Shares)			121,454,845
Series A Preferred Stock
Weighted average shares outstanding:
Basic loss per Common Share and Series A Preferred Stock (in Dollars per share)	$ (0.21)		$ (0.86)
Diluted loss per Common Share and Series A Preferred Stock (in Dollars per share)	(0.21)		(0.86)
Basic income (loss) per Common Share (in Dollars per share)	(0.21)		(0.86)
Diluted income (loss) per Common Share (in Dollars per share)	$ (0.21)		$ (0.86)
Weighted average Common Shares outstanding, basic (in Shares)	1,000,000		1,000,000
Weighted average Common Shares outstanding, diluted (in Shares)	1,000,000		1,000,000
Weighted average shares of Series A Preferred Stock outstanding, basic (in Shares)	1,000,000		1,000,000
Weighted average shares of Series A Preferred Stock outstanding, diluted (in Shares)	1,000,000		1,000,000
Common Stock
Weighted average shares outstanding:
Basic loss per Common Share and Series A Preferred Stock (in Dollars per share)		$ (0.25)		$ (3.13)	$ (1.25)	$ 3.99
Diluted loss per Common Share and Series A Preferred Stock (in Dollars per share)		(0.25)		(3.13)	(1.25)	3.93
Basic income (loss) per Common Share (in Dollars per share)		(0.25)		(3.13)	(1.25)	3.99
Diluted income (loss) per Common Share (in Dollars per share)		$ (0.25)		$ (3.13)	$ (1.25)	$ 3.93
Weighted average Common Shares outstanding, basic (in Shares)	121,476,215	5,024,802		5,024,802	5,024,802	5,026,061
Weighted average Common Shares outstanding, diluted (in Shares)	122,476,215	5,024,802		5,024,802	5,024,802	5,093,724
Weighted average shares of Series A Preferred Stock outstanding, basic (in Shares)	121,476,215	5,024,802		5,024,802	5,024,802	5,026,061
Weighted average shares of Series A Preferred Stock outstanding, diluted (in Shares)	122,476,215	5,024,802		5,024,802	5,024,802	5,093,724